Basis of Preperation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2017
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Basis of Preperation of the Consolidated Financial Statements
2.	BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

2.1 Compliance status

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements have been approved by the Board of Directors in the meeting held on March 8, 2018.

2.2 Basis of preparation

These financial statements have been prepared on a historic cost basis, except for certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. In general, the historic cost is calculated based on the fair value of the consideration paid in exchange for goods or services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for leasing transactions that are within the scope of IAS 17, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 or value in use in IAS 36.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group can access at the measurement date;

•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

•	Level 3 inputs are unobservable inputs for the asset or liability.

Current and non-current classification

The presentation in the statement of financial position makes a distinction between current and non-current assets and liabilities. Current assets and liabilities include assets and liabilities, which are realized or settled within the 12-month period from the end of the fiscal year.

Fiscal year-end

The Company’s fiscal year begins on January 1 and ends on December 31, each year.

Currency

Consolidated information attached is stated in Pesos ($), Argentine’s legal currency, based on the financial information of Loma Negra and its subsidiaries, presented in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”).

IAS 29 “Financial reporting in hyperinflationary economies”, requires the consolidated financial statements of an entity whose functional currency belongs to a hyperinflationary economy to be stated in terms of the measuring current unit at the end of the fiscal year.

For such purpose, in general, inflation is to be computed in non-monetary items from the acquisition or revaluation date, as applicable. The standard lists a set of quantitative and qualitative factors to be taken into account in order to determine whether an economy is to be considered hyperinflationary. Considering inflation’s decreasing trend, the absence of qualitative factors that may lead to a certain conclusion, and the anomalies detected in information about inflation published by INDEC in prior years, the Company’s Board of Directors has concluded there is no sufficient evidence to consider Argentina as a country having a hyperinflationary economy as of each of the years presented, according to guidelines established by IAS 29. Therefore, restatement principles established in the mentioned standard have not been applied.

Over the last years, certain macroeconomic variables affecting Company’s business, such as payroll costs, input prices, borrowing and exchange rates, have experienced significant changes. In case that the restatement of the consolidated financial statements becomes applicable, the corresponding adjustment should be resumed, and calculated from the last date the Company had restated its financial statements in order to reflect inflation effects, as established by applicable regulation. Both circumstances should be taken into consideration by these financial statements’ users.

Use of estimates

The preparation of financial statements at a certain date requires the Management to make estimates and assessments affecting the amount of assets and liabilities recorded, contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the period. Actual future results might differ from the estimates and assessments made at the date of preparation of these consolidated financial statements.

The description of any significant estimates and accounting judgments made by Management in applying the accounting policies, as well as the main estimates and areas with greater degree of complexity and which require more critical judgments, are disclosed in Note 4.

The principal accounting policies are described below.

Application of new and revised International Financial Reporting Standards

•	Adoption of new and revised standards

The Company has adopted all of the new and revised standards and interpretations issued by the IASB that are relevant to its operations and that are mandatorily effective at December 31, 2017. The application of these amendments has had no impact on the disclosures or amounts recognized in the Company’s consolidated financial statements.

•	New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

IFRS 9	Financial Instruments[1]
IFRS 15	Revenue from contracts with customer[1]
IFRS 16	Leases[2]
IFRIC 22	Foreign Currency Transactions and Advance Consideration[1]
IFRIC 23	Uncertainty over Income Tax Treatments[4]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[3]
Amendments to IFRS 2	Share-based payments[1]
Amendment to IFRS 15	Revenue from contracts with customer[1] |
Amendments to IAS 28	Annual improvements 2014 -2016 Cycle[1]
Amendment to IAS 28	Long-term Interests in Associates and Joint Ventures[4]
Amendment to IFRS 9	Prepayment Features with Negative Compensation[4]
Amendments to IFRS 3 and11 and IAS 12 and 23	Annual improvements 2015-2017 Cycle[5]

[1]	Effective for annual periods beginning on or after January 1, 2018. Early adoption is permitted.
[2]	Effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted if IFRS 15 has also been applied.
[3]	Effective date deferred indefinitely.
[4]	Effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted.
[5]	Effective for annual periods beginning on or after January 1, 2019.

•	In November 2009, the International Accounting Standards Board (IASB) issued IFRS 9, which introduced new requirements for the classification and measurement of financial assets. IFRS 9 was subsequently amended in October 2010 to include requirements for the classification and measurement of financial liabilities and for derecognition, and in November 2013 to include the new requirements for general hedge accounting. On July 24, 2014, the IASB published the final version of IFRS 9 ‘Financial Instruments’. IFRS 9, as revised in July 2014, introduces a new expected credit loss impairment model. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized. Also limited changes to the classification and measurement requirements for financial assets by introducing a ‘fair value through other comprehensive income’ (FVTOCI) measurement category for certain simple debt instruments.

Based on the analysis of the Company’s financial assets and financial liabilities as of December 31, 2017 on the basis of the facts and circumstances that exists at that date, the directors of the Company have performed a preliminary assessment of the impact of IFRS 9 to the Company’s consolidated financial statements as follows:

•	Classification and measurement: all financial assets and financial liabilities will continue to be measured on the same bases as is currently adopted under IAS 39.

•	Impairment: the Group expects to apply the simplified approach to recognize lifetime expected credit losses for is trade receivables, as required or permitted by IFRS 9. As regards to listed bonds, the directors of the Company consider that they have low credit risk given the credit rating. In relation to financial guarantees to related parties, the directors have assess that there is not an increase in the credit risk of these transactions

•	Hedge accounting: the management of the Company does not anticipate that the application of the IFRS 9 Hedge accounting requirements will have a material impact on the Company’s consolidated financial statements.

Based on these assessments, the directors do not anticipate that the application of IFRS 9 will have a material impact in the financial statements of the Company. It should be noted that the above assessment was made based on an analysis of the Company’s financial assets and financial liabilities as of December 31, 2017 on the bases of the facts and circumstances that existed at that date. This new standard is effective for periods beginning on or after January 1, 2018.

•	On May 28, 2014, the IASB published its new revenue Standard, IFRS 15 “Revenue from Contracts with Customers”. IFRS 15 provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. IFRS 15 will supersede the current revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and the related interpretations when it becomes effective. The core principle of IFRS 15 is that an entity should recognize revenue to depict the transfer or promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Specifically, the standard introduces a five-step approach to revenue recognition:

•	Step 1: Identify the contract with the customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligations in the contracts

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

On April 12, 2016, the IASB published amendments with clarifications to IFRS 15 ‘Revenue from Contracts with Customers’. The amendments address the following topics: identifying performance obligations, principal versus agent considerations, and licensing, and provide some transition relief for modified contracts and completed contracts.

Under IFRS 15, an entity recognizes revenue when or as performance obligation is satisfied, i.e. when control of the goods or services underlying the particular performance obligation is transferred to the customer. Far more prescriptive guidance has been added in IFRS 15 to deal with specific scenarios. Furthermore, extensive disclosures are required by IFRS 15. The new standard is effective for annual periods beginning on or after January 1, 2018. Early adoption is permitted. The standard permits a modified retrospective approach for the adoption. Under this approach entities will recognize transitional adjustments in retained earnings on the date of initial application (e.g. January 1, 2017), i.e. without restating the comparative period. They will only need to apply the new rules to contracts that are not completed as of the date of initial application.

The Company has completed an impact assessment of the application of IFRS 15 on the Company’s consolidated financial statements and do not anticipate material changes in the amount of revenue.

•	On January 13, 2016, the IASB issued the IFRS 16 which specifies how an IFRS reporter will recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, with the distinction between operating and finance leases removed, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value to be accounted for by simply recognizing an expense, typically straight line, over the lease term. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting substantially unchanged from its predecessor, IAS 17. IFRS 16 supersedes IAS 17 and related interpretations. Furthermore, extensive disclosures are required by IFRS 16. As of December 31, 2017, the Company has non–cancellable operating lease commitments of 27 million for office space and office equipment. IAS 17 does not require the recognition of any right-of-use or liability for future payments for these leases; instead, certain information is disclosed as operating lease commitment in note 26. If these arrangements would meet the definition of a lease under IFRS 16, the Company should recognize a right–of–use asset and a liability in respect of them unless they qualify of a low value or short–term leases upon the application of IFRS 16. In contrast, for finance leases where the Company is a lessee, the Company will recognize an asset and a related finance lease liability for the lease arrangement. Management are currently assessing its potential impact of the application of IFRS 16. It is not practicable to provide a reasonable estimate of the financial effect on the amounts recognized in the Company’s consolidated financial statements until the management complete the review. The standard is effective for annual periods beginning on or after January 1, 2019, with earlier application being permitted if IFRS 15 has also been applied. The Company has not opted for early application.

•	On December 8, 2016, the IASB published IFRIC 22, which was developed by the IFRS Interpretations Committee to clarify the accounting for transactions that include the receipt or payment of advance consideration in a foreign currency. The interpretation is being issued to reduce diversity in practice related to the exchange rate used when an entity reports transactions that are denominated in a foreign currency in accordance with IAS 21 in circumstances in which consideration is received or paid before the related asset, expense, or income is recognized.

•	The interpretation is effective prospectively for annual periods beginning on or after January 1, 2018. Early adoption is permitted. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s Financial Statements.

•	On June 7, 2017, the IASB published IFRIC 23 “Uncertainty over Income Tax Treatments”, which was developed by the IFRS Interpretations Committee to clarify the accounting for uncertainties in income taxes. The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. The interpretation specifically considers:

•	Whether tax treatments should be considered collectively.

•	Assumptions for taxation authorities’ examinations.

•	The determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.

•	The effect of changes in facts and circumstances.

The interpretation is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s consolidated financial statements. The Company has not opted for early application.

•	On September 11, 2014, the IASB issued amendments to IFRS 10 and IAS 28. These amendments clarify the treatment of the sale or contribution of assets from an investor to its associate or joint venture, as follows:

•	require full recognition in the investor’s financial statements of gains and losses arising on the sale or contribution of assets that constitute a business (as defined in IFRS 3 Business Combinations);

•	require the partial recognition of gains and losses where the assets do not constitute a business, i.e. a gain or loss is recognized only to the extent of the unrelated investors’ interests in that associate or joint venture.

These requirements apply regardless of the legal form of the transaction, e.g. whether the sale or contribution of assets occurs by an investor transferring shares in any subsidiary that holds the assets (resulting in loss of control of the subsidiary), or by the direct sale of the assets themselves. On December 17, 2015, the IASB issued an amendment that defers the effective date of the September 2014 amendments to these standards indefinitely until the research project on the equity method has been concluded. Earlier application of the September 2014 amendments continues to be permitted.

•	On June 20, 2016, the IASB issued amendments to IFRS 2 (share-based payments). The amendments clarify the accounting for cash-settled share-based payment transactions that include a performance condition, the classification of share-based payment transactions with net settlement features, and the accounting for modifications of share-based payment transactions from cash-settled to equity-settled. The directors of the Company do not anticipate that the application of these amendments will have a material impact on the Group’s consolidated financial statements. The amendments are effective prospectively for annual periods beginning on or after January 1, 2018. Early adoption is permitted.

•	On December 8, 2016, the IASB issued amendments to IAS 28 (Investments in associates and joint ventures) as a result of the IASB’s annual improvement 2014–2016 project. The amendment clarifies that the election to measure at fair value through profit or loss an investment in an associate or a joint venture that is held by an entity that is a venture capital organization, or other qualifying entity, is available for each investment in an associate or joint venture on an investment-by- investment basis, upon initial recognition.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company’s consolidated financial statements. The amendment to IAS 28 is effective for annual periods beginning on or after January 1, 2018. Early adoption is permitted.

•	On October 12, 2017, the IASB published the amendment to IAS 28 “Long-term Interests in Associates and Joint Ventures”. This amendment clarifies that an entity applies IFRS 9 Financial Instruments to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

The amendments are effective for periods beginning on or after 1 January 2019. Earlier application is permitted. It is not practicable to provide a reasonable financial estimate of the effect until the management complete a review of the application of the amendment. The Company has not opted for early application.

•	On October 12, 2017, the IASB published the amendment to IFRS 9 “Prepayment Features with Negative Compensation”. This amendment modifies the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortized cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation payments. Under the amendments, the sign of the prepayment amount is not relevant, i. e. depending on the interest rate prevailing at the time of termination, a payment may also be made in favor of the contracting party effecting the early repayment. The calculation of this compensation payment must be the same for both the case of an early repayment penalty and the case of an early repayment gain.

The final amendments also contain (in the Basis for Conclusions) a clarification regarding the accounting for a modification or exchange of a financial liability measured at amortized cost that does not result in the derecognition of the financial liability. The IASB clarifies that an entity recognizes any adjustment to the amortized cost of the financial liability arising from a modification or exchange in profit or loss at the date of the modification or exchange. A retrospective change of the accounting treatment may therefore become necessary if in the past the effective interest rate was adjusted and not the amortized cost amount.

The amendments are effective for periods beginning on or after January 1, 2019. Earlier application is permitted. It is not practicable to provide a reasonable financial estimate of the effect until the management complete a review of the application of the amendment. The Company has not opted for early application.

•	On December 12, 2017, the IASB issued amendments to the following standards as result of the IASB’s annual improvements 2015-2017 project:

•	IFRS 3 (Business combinations): clarifies that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business.

•	IFRS 11 (Joint arrangements): clarifies that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

•	IAS 12 (Income tax): clarifies that all income tax consequences of dividends (i.e. distribution of profits) should be recognized in profit or loss, regardless of how the tax arises.

•	IAS 23 (Borrowing costs): clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

The management of the Company does not anticipate that the application of these amendments will have a material impact on the Group’s consolidated financial statements. The amendments are all effective for annual periods beginning on or after January 1, 2019.

2.3 Basis of consolidation

These consolidated financial statements include the consolidated financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. Control is achieved where the company has the power over the investee; exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

a)	the size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

b)	potential voting rights held by the Company, other vote holders or other parties;

c)	rights arising from other contractual arrangements; and

d)	any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company losses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income for since the date the Company gains control until the date when the Company ceases to control its subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

Acquired companies are accounted for under the acquisition method whereby they are included in the consolidated financial statements from their acquisition date.

The income (loss) of subsidiaries acquired or disposed of are included in the consolidated statement of comprehensive income from the date of acquisition until the effective date of disposal, if applicable.

All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in the consolidation process.

Detailed below are the subsidiaries whose financial statements have been included in these consolidated financial statements:

	Main activity	Place of incorporation and principal place of business	% of direct and indirect equity interest as of
			12-31-2017	12-31-2016	12-31-2015
Subsidiaries:
Cofesur S.A. (1)	Holding	Argentina	100.00	97.64	97.64
Ferrosur Roca S.A. (2)	Train cargo transportation	Argentina	80.00	78.12	78.12
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
Yguazú Cementos S.A. (3)	Manufacture and marketing of cement and construction materials	Paraguay	51.00	51.00	35.00

(1)	As of December 2016, Loma Negra C.I.A.S.A. had advance funds for the purchase of an additional equity interest of 2.36%. This acquisition needed to be authorized by the Argentine State. On March 6, 2017, the transaction aforementioned was finally approved.
(2)	Controlled directly by Cofesur S.A.
(3)	Company controlled due to the business combination under common control made on December 22, 2016 (note 16). As a result, the statement of financial position line items of Yguazú Cementos S.A. as of December 31, 2016 were included in the consolidated statement of financial position of the Company as of December 31, 2016; in the case of the consolidated statement of profit or loss and other comprehensive income, the equity in profit or loss of Yguazú Cementos S.A. is presented in the line “Share of profit (loss) of associates” in each of the years presented since the consolidation of results for the 10-day period from December 22, 2016 to December 31, 2016 was not material for the Company’s consolidated financial statements.

Summarized financial information in respect of each of the Group’s subsidiaries that has material non-controlling interests is set out below. The summarized financial information below represents amounts before intragroup eliminations.

a)	Yguazú Cementos S.A.

As of	12.31.2017	12.31.2016
Current assets (1)	494,986,225	519,436,580
Non-current assets	2,358,756,400	2,016,522,494
Current liabilities (2)	385,487,026	1,811,949,703
Non-current liabilities (2)	1,332,533,280	7,307,114
Equity attributable to the owners of the Company	579,237,344	365,530,116
Non-controlling interests	556,484,975	351,172,141

(1)	Includes 111,943,934 and 207,927,790 of cash and cash equivalents as of December 31, 2017 and December 31, 2016, respectively.
(2)	Includes the financial loans described in note 25.

The summarized figures presented for Yguazú Cementos S.A. as of December 31, 2017 (as a consolidated subsidiary) reflect the book values of the assets and liabilities (see Note 16.1) and adjustments to conform to the Company’s accounting policies.

For the year ended	12.31.2017
Net revenue	1,152,606,929
Finance cost, net	(72,745,405)
Depreciation	(170,745,386)
Income tax	(12,316,307)
Profit for the year	220,690,826

For the year ended	12.31.2017
Net cash generated by operating activities	280,474,575
Net cash used in investing activities	(55,868,811)
Net cash used in financing activities	(368,018,079)

b)	Ferrosur Roca S.A.

As of	12.31.2017	12.31.2016
Current assets	448,672,962	227,349,424
Non-current assets	757,054,777	710,404,407
Current liabilities	838,820,242	594,786,019
Non-current liabilities	183,118,912	166,101,662
Equity attributable to the owners of the Company	147,030,869	138,159,696
Non-controlling interests	36,757,716	38,706,454

For the year ended	12.31.2017	12.31.2016	12.31.2015
Net revenue	1,608,080,671	1,223,681,686	919,729,670
Finance costs, net	(124,903,098)	(128,933,963)	(92,795,807)
Depreciation	(74,821,293)	(54,995,175)	(44,853,392)
Income tax	(3,002,588)	(26,964,252)	(8,555,315)
Profit or (loss) for the year	6,922,435	49,982,654	15,147,453

For the year ended	12.31.2017	12.31.2016	12.31.2015
Net cash generated by operating activities	90,167,989	260,874,828	163,772,758
Net cash used in investing activities	(198,133,153)	(165,530,937)	(109,782,503)
Net cash (used in) generated by financing activities	107,211,129	(90,434,660)	(76,456,255)

2.3.1. Business combination between entities under common control

A business combination involving entities or businesses under common control is a business combination in which all of the combining entities or businesses are ultimately controlled by the same party or parties both before and after the business combination and the control is not transitory. The transactions between entities under common control are scoped out of IFRS 3 and there is no authoritative literature for these transactions under IFRS. As a result, the Group adopted an accounting practice in which the assets and liabilities of the acquired entity are recognized at the book values recorded in the ultimate parent entity’s consolidated financial statements. The components of equity of the acquired companies are added to the same components within Group equity except that any share capital and investments in the books of the acquiring entity is cancelled and the differences, if any, is adjusted in the Other capital adjustments. The Company has elected to not restate the information for any of the periods presented in its consolidated financial statements. In accordance with IAS 8, Management has adopted an accounting practice on which the predecessor basis of accounting is used to record the carrying amount of the net assets acquired.

2.3.2. Changes in the Group’s ownership interests in existing subsidiaries

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

When the Group loses control of a subsidiary, a gain or loss is recognized in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRSs). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IAS 39, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.